Environmental Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs	2.00%
Undiscounted environmental liabilities	$ 148	$ 176
Increase (decrease) of environmental liability due to revaluation adjustment	$ (3)	(15)
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 97	118
Increase (decrease) of environmental liability due to revaluation adjustment	(5)	(15)
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	51	58
Increase (decrease) of environmental liability due to revaluation adjustment	$ 2	$ 0